INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET
NOTE 7:	INTANGIBLE ASSETS, NET

	Software	Trademarks	Customer relationships	Technology	Others	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2020	19,237	25,683	37,719	45,087	1,044	133,703	262,473
Exchange rate differences	-	529	567	73	47	1,280	2,496
Additions	4,858	-	-	-	-	-	4,858
Business combinations	-	10,427	10,054	1,658	1,068	17,878	41,085
Balance as of December 31, 2020	24,095	36,639	48,340	46,818	2,159	152,861	310,912
Exchange rate differences	(25)	(272)	(374)	(166)	(17)	(1,338)	(2,192)
Additions	4,966	-	-	-	-	-	4,966
Disposals	(5,084)	-	-	-	-	-	(5,084)
Business combinations (see Note 20)	735	-	-	6,540	-	5,189	12,464

Balance as of December 31, 2021	24,687	36,367	47,966	53,192	2,142	156,712	321,066

Amortization
Balance as of January 1, 2020	9,232	11,458	7,857	22,597	1,044	-	52,188
Exchange rate differences	-	202	285	(162)	70	-	395
Additions	5,214	8,976	9,053	9,598	988	-	33,829
Balance as of December 31, 2020	14,446	20,636	17,195	32,033	2,102	-	86,412
Exchange rate differences	(8)	(170)	(256)	(21)	(21)	-	(476)
Additions	5,522	9,320	9,142	7,949	61	-	31,994
Disposals	(5,084)	-	-	-	-	-	(5,084)

Balance as of December 31, 2021	14,876	29,786	26,081	39,961	2,142	-	112,846

Carrying amounts
As of December 31, 2020	9,649	16,003	31,145	14,785	57	152,861	224,500
As of December 31, 2021	9,811	6,581	21,885	13,231	-	156,712	208,220

Capitalized development costs

Development costs capitalized in the period amounted to USD 4,933 thousand (2020: USD 4,816 thousand) and were classified under software.

Impairment testing for intangible assets

The Company's qualitative assessment during the years ended December 31, 2021 and December 31, 2020, did not indicate that it is more likely than not that the fair value of its intangible assets, and other long-lived assets is less than the aggregate carrying amount.

As of December 31, 2021, and December 31, 2020, the recoverable amount of goodwill was based on fair value less cost of disposal. The fair value less costs of disposals was estimated according to quoted price of the Company’s ordinary shares. The estimated recoverable amount was higher than the carrying amount, and therefore there was no need for impairment.

In 2020, following the acquisition of Unruly, the Company examined the useful life of intangible assets acquired in the past and determined to change the estimated economic life of part of the trademark’s asset from 4.75 years to 2.75 years. The effects of the aforesaid change on amortization expenses for the year ended December 31, 2020, 2021, 2022 and 2023 is USD 1,512 thousand, USD 3,024 thousand, (USD 2,268) thousand and (USD 2,268) thousand, respectively.